SHARE BASED PAYMENTS - SGL Share Plan (Details)	12 Months Ended
	Dec. 31, 2019 company tranche item R / shares shares	Dec. 31, 2018 R / shares shares	Dec. 31, 2017 R / shares shares	Apr. 25, 2017 shares	Dec. 31, 2016 shares
SHARE-BASED PAYMENTS
Authorised number of shares | shares	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000	2,000,000,000
Percentage of actual annual cash bonus	60.00%
Percent of bonus paid in shares	40.00%
Share price period for determination of number of shares awarded	3 days
Forfeiture percentage	20.00%
Sibanye Stillwater 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Maximum shares allowed per individual participant | shares	8,674,885
Number of forfeitable share tranches | tranche	2
Performance period	3 years
Number of performance criteria | item	2
TSR Weighting percentage	70.00%
Number of peer-group companies | company	8
ROCE Weighting percentage	30.00%
ROCE incremental increase (as a percent)	6.00%
Sibanye Stillwater 2017 Share Plan [Member] | Minimum
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
Percentile on peer group TSR curve (as a percent)	0.00%
Sibanye Stillwater 2017 Share Plan [Member] | Maximum
SHARE-BASED PAYMENTS
Vesting percentage	100.00%
Percentile on peer group TSR curve (as a percent)	100.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 0%
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 10%
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 20%
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 30%
SHARE-BASED PAYMENTS
Vesting percentage	5.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 40%
SHARE-BASED PAYMENTS
Vesting percentage	20.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 50%
SHARE-BASED PAYMENTS
Vesting percentage	35.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 60%
SHARE-BASED PAYMENTS
Vesting percentage	55.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 70%
SHARE-BASED PAYMENTS
Vesting percentage	75.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 80%
SHARE-BASED PAYMENTS
Vesting percentage	90.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 90%
SHARE-BASED PAYMENTS
Vesting percentage	100.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 100%
SHARE-BASED PAYMENTS
Vesting percentage	100.00%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE Ke
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 1%
SHARE-BASED PAYMENTS
Vesting percentage	16.70%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 2%
SHARE-BASED PAYMENTS
Vesting percentage	33.30%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 3%
SHARE-BASED PAYMENTS
Vesting percentage	50.00%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 4%
SHARE-BASED PAYMENTS
Vesting percentage	66.70%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 5%
SHARE-BASED PAYMENTS
Vesting percentage	83.30%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 6%
SHARE-BASED PAYMENTS
Vesting percentage	100.00%
Sibanye 2017 Share Plan - Bonus Shares [Member]
SHARE-BASED PAYMENTS
Vesting period of first part of share award	9 months
Vesting period of second part of share award	18 months
Sibanye 2017 Share Plan - Bonus Shares [Member] | Minimum
SHARE-BASED PAYMENTS
Expected term	9 months	9 months	9 months
Expected dividend yield		2.14%
Risk-free interest rate	7.06%	6.77%
Marketability discount			0.50%
Weighted average fair value per share			R 24.14
Sibanye 2017 Share Plan - Bonus Shares [Member] | Maximum
SHARE-BASED PAYMENTS
Expected term	18 months	18 months	18 months
Expected dividend yield		2.30%
Risk-free interest rate	7.07%	6.87%
Marketability discount			1.27%
Weighted average fair value per share			R 24.84
SGL 2013 Share Plan
SHARE-BASED PAYMENTS
Number of methods of participation | item	2
SGL 2013 Share Plan - Bonus shares
SHARE-BASED PAYMENTS
Weighted average historical volatility		50.35%	53.96%
Expected dividend yield	0.00%		4.65%
Risk-free interest rate			7.24%
Weighted average fair value per share	R 15.58	R 11.43
SGL 2013 Share Plan - Performance shares
SHARE-BASED PAYMENTS
Weighted average historical volatility	54.82%	55.71%	53.96%
Expected term	3 years	3 years	3 years
Expected dividend yield	1.22%	3.64%	4.65%
Risk-free interest rate	7.19%	6.90%	7.40%
Weighted average fair value per share	R 11.17	R 6.86	R 24.07